Schedule of inventories, net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Inventory Disclosure [Abstract]
Finished goods	$ 40,493	$ 55,321		$ 22,852
Less: Provision for stock obsolescence	(3,544)	(4,841)	$ (790)	(1,079)
Finished goods	$ 36,949	$ 50,480		$ 21,773